Shareholder Report	12 Months Ended
Dec. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	EMPOWER FUNDS, INC.
Entity Central Index Key	0000356476
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
Empower S&P Small Cap 600 Index Fund - Class L
Shareholder Report [Line Items]
Fund Name	Empower S&P Small Cap 600® Index Fund
Class Name	Class L
Trading Symbol	MXNSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Empower S&P Small Cap 600 ® Index Fund (“the Fund”) for the period of January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.empower.com/investments/empower-funds/fund-documents . You may also request this information by contacting us at 1-866-831-7129.
Additional Information Phone Number	1-866-831-7129
Additional Information Website	https://www.empower.com/investments/empower-funds/fund-documents
Expenses [Text Block]
Fund Expenses for the last year ended
December 31, 2024
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower S&P Small Cap 600 ® Index Fund (Class L/MXNSX)	$ 84	0.81%

Expenses Paid, Amount	$ 84
Expense Ratio, Percent	0.81%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
For the 12-month reporting period ended December 31, 2024, the Fund returned 7.71%, as compared to its broad-based securities market index, the Russell 3000
®
Index, which returned 23.81% and an additional index with investment characteristics similar to those of the Fund, the S&P SmallCap 600
®
Index, which returned 8.70% over the same period.
The Fund’s investment portfolio is managed by one sub-adviser: Irish Life Investment Managers Limited.
Stocks were supported by a robust economic backdrop in the U.S. and lowering of interest rates by the Federal Reserve, as well as expected deregulation and growth supportive policies from the incoming Trump administration. Carpenter Technology Corporation, a steel company, was the largest contributor to performance as healthy margins and rising demand supported profits. Mueller Industries, a manufacturer of industrial metals and machinery, also added to performance. SolarEdge Technologies, a solar panel company, detracted the most from performance due to reduced solar panel demand leading to weaker earnings. Transmedics Group, a medical technology company, was also a negative contributor.

Performance Past Does Not Indicate Future [Text]	Past performance is no guarantee of future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Empower S&P Small Cap 600 ® Index Fund (Class L/MXNSX)	7.71%	7.53%	8.11%
Russell 3000 ® Index	23.81%	13.86%	12.55%
S&P SmallCap 600 ® Index	8.70%	8.36%	8.96%

No Deduction of Taxes [Text Block]	The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Net Assets	$ 1,183,000,000
Holdings Count | Holding	609
Advisory Fees Paid, Amount	$ 2,000,000
Investment Company, Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention
to.
Fund net assets	$ 1,183M
Total number of portfolio holdings	609
Total advisory fee paid	$ 2.0M
Portfolio turnover rate as of the end of the reporting period	27%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund,
representing
percentage of the total inv
est
ments

of the Fund.
Top Ten Holdings
Dreyfus Institutional Preferred Government Money Market Fund Institutional Class	2.90%
Bath & Body Works Inc	0.61%
U.S. Treasury Bills 4.32%	0.61%
Glaukos Corp	0.59%
Alaska Air Group Inc	0.58%
ATI Inc	0.56%
Robert Half Inc	0.51%
VF Corp	0.51%
SPS Commerce Inc	0.50%
SPX Technologies Inc	0.48%
SECTOR ALLOCATION

Largest Holdings [Text Block]
Top Ten Holdings
Dreyfus Institutional Preferred Government Money Market Fund Institutional Class	2.90%
Bath & Body Works Inc	0.61%
U.S. Treasury Bills 4.32%	0.61%
Glaukos Corp	0.59%
Alaska Air Group Inc	0.58%
ATI Inc	0.56%
Robert Half Inc	0.51%
VF Corp	0.51%
SPS Commerce Inc	0.50%
SPX Technologies Inc	0.48%

Material Fund Change [Text Block]	Material Fund Changes There were no material changes to the Fund during the reporting period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
Empower S&P Small Cap 600 Index Fund - Institutional Class
Shareholder Report [Line Items]
Fund Name	Empower S&P Small Cap 600® Index Fund
Class Name	Institutional Class
Trading Symbol	MXERX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Empower S&P Small Cap 600 ® Index Fund (“the Fund”) for the period of January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.empower.com/investments/empower-funds/fund-documents . You may also request this information by contacting us at 1-866-831-7129.
Additional Information Phone Number	1-866-831-7129
Additional Information Website	https://www.empower.com/investments/empower-funds/fund-documents
Expenses [Text Block]
Fund Expenses for the last year ended
December 31, 2024
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower S&P Small Cap 600 ® Index Fund (Institutional Class/MXERX)	$ 21	0.20%

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.20%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund
Performance
For the 12-month reporting period ended December 31, 2024, the Fund returned 8.54%, as compared to its broad-based securities market index, the Russell 3000
®
Index, which returned 23.81% and an additional index with investment characteristics similar to those of the Fund, the S&P SmallCap 600
®
Index, which returned 8.70% over the same period.
The Fund’s investment portfolio is managed by one sub-adviser: Irish Life Investment Managers Limited.
Stocks were supported by a robust economic backdrop in the U.S. and lowering of interest rates by the Federal Reserve, as well as expected deregulation and growth supportive policies from the incoming Trump administration. Carpenter Technology Corporation, a steel company, was the largest contributor to performance as healthy margins and rising demand supported profits. Mueller Industries, a manufacturer of industrial metals and machinery, also added to performance. SolarEdge Technologies, a solar panel company, detracted the most from performance due to reduced solar panel demand leading to weaker earnings. Transmedics Group, a medical technology company, was also a negative contributor.

Performance Past Does Not Indicate Future [Text]	Past performance is no guarantee of future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	Since Inception (a)
Empower S&P Small Cap 600 ® Index Fund (Institutional Class/MXERX)	8.54%	8.19%	8.92%
Russell 3000 ® Index	23.81%	13.86%	12.74%
S&P SmallCap 600 ® Index	8.70%	8.36%	9.10%
(a)
Institutional Class inception date was May 1, 2015.

Performance Inception Date	May 01, 2015
No Deduction of Taxes [Text Block]	The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Net Assets	$ 1,183,000,000
Holdings Count | Holding	609
Advisory Fees Paid, Amount	$ 2,000,000
Investment Company, Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 1,183M
Total number of portfolio holdings	609
Total advisory fee paid	$ 2.0M
Portfolio turnover rate as of the end of the reporting period	27%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
Dreyfus Institutional Preferred Government Money Market Fund Institutional Class	2.90%
Bath & Body Works Inc	0.61%
U.S. Treasury Bills 4.32%	0.61%
Glaukos Corp	0.59%
Alaska Air Group Inc	0.58%
ATI Inc	0.56%
Robert Half Inc	0.51%
VF Corp	0.51%
SPS Commerce Inc	0.50%
SPX Technologies Inc	0.48%
SECTOR ALLOCATION

Largest Holdings [Text Block]
Top Ten Holdings
Dreyfus Institutional Preferred Government Money Market Fund Institutional Class	2.90%
Bath & Body Works Inc	0.61%
U.S. Treasury Bills 4.32%	0.61%
Glaukos Corp	0.59%
Alaska Air Group Inc	0.58%
ATI Inc	0.56%
Robert Half Inc	0.51%
VF Corp	0.51%
SPS Commerce Inc	0.50%
SPX Technologies Inc	0.48%

Material Fund Change [Text Block]	Material Fund Changes There were no material changes to the Fund during the reporting period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
Empower S&P Small Cap 600 Index Fund - Investor Class
Shareholder Report [Line Items]
Fund Name	Empower S&P Small Cap 600® Index Fund
Class Name	Investor Class
Trading Symbol	MXISX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Empower S&P Small Cap 600 ® Index Fund (“the Fund”) for the period of January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.empower.com/investments/empower-funds/fund-documents . You may also request this information by contacting us at 1-866-831-7129.
Additional Information Phone Number	1-866-831-7129
Additional Information Website	https://www.empower.com/investments/empower-funds/fund-documents
Expenses [Text Block]
Fund Expenses for the last year ended
December 31, 2024
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower S&P Small Cap 600 ® Index Fund (Investor Class/MXISX)	$ 58	0.56%

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	0.56%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
For the 12-month reporting period ended December 31, 2024, the
Fund
returned 7.94%, as compared to its broad-based securities market index, the Russell 3000
®
Index, which returned 23.81% and an additional index with investment characteristics similar to those of the Fund, the S&P SmallCap 600
®
Index, which returned 8.70% over the same period.
The Fund’s investment portfolio is managed by one sub-adviser: Irish Life Investment Managers Limited.
Stocks were supported by a robust economic backdrop in the U.S. and lowering of interest rates by the Federal Reserve, as well as expected deregulation and growth supportive policies from the incoming Trump administration. Carpenter Technology Corporation, a steel company, was the largest contributor to performance as healthy margins and rising demand supported profits. Mueller Industries, a manufacturer of industrial metals and machinery, also added to performance. SolarEdge Technologies, a solar panel company, detracted the most from performance due to reduced solar panel demand leading to weaker earnings. Transmedics Group, a medical technology company, was also a negative contributor.

Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Empower S&P Small Cap 600 ® Index Fund (Investor Class/MXISX)	7.94%	7.77%	8.37%
Russell 3000 ® Index	23.81%	13.86%	12.55%
S&P SmallCap 600 ® Index	8.70%	8.36%	8.96%

Net Assets	$ 1,183,000,000
Holdings Count | Holding	609
Advisory Fees Paid, Amount	$ 2,000,000
Investment Company, Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 1,183M
Total number of portfolio holdings	609
Total advisory fee paid	$ 2.0M
Portfolio turnover rate as of the end of the reporting period	27%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
Dreyfus Institutional Preferred Government Money Market Fund Institutional Class	2.90%
Bath & Body Works Inc	0.61%
U.S. Treasury Bills 4.32%	0.61%
Glaukos Corp	0.59%
Alaska Air Group Inc	0.58%
ATI Inc	0.56%
Robert Half Inc	0.51%
VF Corp	0.51%
SPS Commerce Inc	0.50%
SPX Technologies Inc	0.48%
SECTOR ALLOCATION

Largest Holdings [Text Block]
Top Ten Holdings
Dreyfus Institutional Preferred Government Money Market Fund Institutional Class	2.90%
Bath & Body Works Inc	0.61%
U.S. Treasury Bills 4.32%	0.61%
Glaukos Corp	0.59%
Alaska Air Group Inc	0.58%
ATI Inc	0.56%
Robert Half Inc	0.51%
VF Corp	0.51%
SPS Commerce Inc	0.50%
SPX Technologies Inc	0.48%

Material Fund Change [Text Block]	Material Fund Changes There were no material changes to the Fund during the reporting period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
Empower Small Cap Growth Fund - Institutional Class
Shareholder Report [Line Items]
Fund Name	Empower Small Cap Growth Fund
Class Name	Institutional Class
Trading Symbol	MXMSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Empower Small Cap Growth Fund (“the Fund”) for the period of January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.empower.com/investments/empower-funds/fund-documents . You may also request this information by contacting us at 1-866-831-7129.
Additional Information Phone Number	1-866-831-7129
Additional Information Website	https://www.empower.com/investments/empower-funds/fund-documents
Expenses [Text Block]
Fund Expenses for the last year ended
December 31, 2
024
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Small Cap Growth Fund (Institutional Class/MXMSX)	$ 89	0.84%

Expenses Paid, Amount	$ 89
Expense Ratio, Percent	0.84%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
For the 12-month reporting period ended December 31, 2024, the Fund returned 10.84%, as compared
to its broad-based securities market index, the Russell 3000
®
Index, which returned 23.81% and an additional index with investment characteristics similar to those of the Fund, the Russell 2000
®
Growth Index, which returned 15.15% over the same period.
The Fund’s investment portfolio is managed by two sub-advisers: Lord, Abbett & Co. LLC (“Lord Abbett”) and Peregrine Capital Management, LLC (“Peregrine”).
Lord Abbett’s security selection within the healthcare sector was a primary contributor to relative performance over the period, led by an overweight allocation to Longboard Pharmaceuticals, Inc. The top detractor from relative performance was security selection within the financials sector, led by an overweight allocation to AvidXchange Holdings, Inc.
Peregrine’s biggest contributor to performance was stock selection in insurance, where property casualty brokers and niche underwriters benefited from a strong demand backdrop and pricing tailwinds. The biggest detractor from performance was not owning Super Micro Computer.

Performance Past Does Not Indicate Future [Text]	Past performance is no guarantee of future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	Since Inception (a)
Empower Small Cap Growth Fund (Institutional Class/MXMSX)	10.84%	8.63%	9.35%
Russell 3000 ® Index	23.81%	13.86%	14.02%
Russell 2000 ® Growth Index	15.15%	6.86%	8.66%
(a)
Institutional Class inception date was September 10, 2015.

Performance Inception Date	Sep. 10, 2015
No Deduction of Taxes [Text Block]	The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Net Assets	$ 140,000,000
Holdings Count | Holding	185
Advisory Fees Paid, Amount	$ 1,100,000
Investment Company, Portfolio Turnover	55.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 140M
Total number of portfolio holdings	185
Total advisory fee paid	$ 1.1M
Portfolio turnover rate as of the end of the reporting period	55%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
Dreyfus Institutional Preferred Government Money Market Fund Institutional Class	3.57%
PTC Inc	1.38%
SS&C Technologies Holdings Inc	1.26%
Avantor Inc	1.18%
Element Solutions Inc	1.15%
Box Inc Class A	1.12%
Ciena Corp	1.11%
CyberArk Software Ltd	1.09%
Stifel Financial Corp	1.08%
Baldwin Insurance Group Inc	1.02%
SECTOR ALLOCATION

Largest Holdings [Text Block]
Top Ten Holdings
Dreyfus Institutional Preferred Government Money Market Fund Institutional Class	3.57%
PTC Inc	1.38%
SS&C Technologies Holdings Inc	1.26%
Avantor Inc	1.18%
Element Solutions Inc	1.15%
Box Inc Class A	1.12%
Ciena Corp	1.11%
CyberArk Software Ltd	1.09%
Stifel Financial Corp	1.08%
Baldwin Insurance Group Inc	1.02%

Material Fund Change [Text Block]	Material Fund Changes There were no material changes to the Fund during the reporting period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
Empower Small Cap Growth Fund - Investor Class
Shareholder Report [Line Items]
Fund Name	Empower Small Cap Growth Fund
Class Name	Investor Class
Trading Symbol	MXMTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Empower Small Cap Growth Fund (“the Fund”) for the period of January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.empower.com/investments/empower-funds/fund-documents . You may also request this information by contacting us at 1-866-831-7129.
Additional Information Phone Number	1-866-831-7129
Additional Information Website	https://www.empower.com/investments/empower-funds/fund-documents
Expenses [Text Block]
Fund Expenses for the last year ended
December 31, 2024
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Small Cap Growth Fund (Investor Class/MXMTX)	$ 125	1.19%

Expenses Paid, Amount	$ 125
Expense Ratio, Percent	1.19%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
For the 12-month reporting period ended December 31, 2024, the Fund returned 10.49%, as compared to its broad
-based securities market index, the Russell 3000
®
Index, which returned 23.81% and an additional index with investment characteristics similar to those of the Fund, the Russell 2000
®
Growth Index, which returned 15.15% over the same period.
The Fund’s investment portfolio is managed by two sub-advisers: Lord, Abbett & Co. LLC (“Lord Abbett”) and Peregrine Capital Management, LLC (“Peregrine”).
Lord Abbett’s security selection within the healthcare sector was a primary contributor to relative performance over the period, led by an overweight allocation to Longboard Pharmaceuticals, Inc. The top detractor from relative performance was security selection within the financials sector, led by an overweight allocation to AvidXchange Holdings, Inc.
Peregrine’s biggest contributor to performance was stock selection in insurance, where property casualty brokers and niche underwriters benefited from a strong demand backdrop and pricing tailwinds. The biggest detractor from performance was not owning Super Micro Computer.

Performance Past Does Not Indicate Future [Text]	Past performance is no guarantee of future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	Since Inception (a)
Empower Small Cap Growth Fund (Investor Class/MXMTX)	10.49%	8.26%	8.98%
Russell 3000 ® Index	23.81%	13.86%	14.02%
Russell 2000 ® Growth Index	15.15%	6.86%	8.66%
(a)
Investor Class inception date was September 10, 2015.

Performance Inception Date	Sep. 10, 2015
No Deduction of Taxes [Text Block]	The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Net Assets	$ 140,000,000
Holdings Count | Holding	185
Advisory Fees Paid, Amount	$ 1,100,000
Investment Company, Portfolio Turnover	55.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 140M
Total number of portfolio holdings	185
Total advisory fee paid	$ 1.1M
Portfolio turnover rate as of the end of the reporting period	55%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
Dreyfus Institutional Preferred Government Money Market Fund Institutional Class	3.57%
PTC Inc	1.38%
SS&C Technologies Holdings Inc	1.26%
Avantor Inc	1.18%
Element Solutions Inc	1.15%
Box Inc Class A	1.12%
Ciena Corp	1.11%
CyberArk Software Ltd	1.09%
Stifel Financial Corp	1.08%
Baldwin Insurance Group Inc	1.02%
SECTOR ALLOCATION

Largest Holdings [Text Block]
Top Ten Holdings
Dreyfus Institutional Preferred Government Money Market Fund Institutional Class	3.57%
PTC Inc	1.38%
SS&C Technologies Holdings Inc	1.26%
Avantor Inc	1.18%
Element Solutions Inc	1.15%
Box Inc Class A	1.12%
Ciena Corp	1.11%
CyberArk Software Ltd	1.09%
Stifel Financial Corp	1.08%
Baldwin Insurance Group Inc	1.02%

Material Fund Change [Text Block]	Material Fund Changes There were no material changes to the Fund during the reporting period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
Empower Small Cap Value Fund - Institutional Class
Shareholder Report [Line Items]
Fund Name	Empower Small Cap Value Fund
Class Name	Institutional Class
Trading Symbol	MXTFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Empower Small Cap Value Fund (“the Fund”) for the period of January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.empower.com/investments/empower-funds/fund-documents . You may also request this information by contacting us at 1-866-831-7129.
Additional Information Phone Number	1-866-831-7129
Additional Information Website	https://www.empower.com/investments/empower-funds/fund-documents
Expenses [Text Block]
Fund Expenses for the last year ended
December 31, 2024
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Small Cap Value Fund (Institutional Class/MXTFX)	$ 77	0.74%

Expenses Paid, Amount	$ 77
Expense Ratio, Percent	0.74%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
For the 12-month reporting period ended December 31, 2024, the Fund returned
8.65%, as compared to its broad-based securities market index, the Russell 3000
®
Index, which returned 23.81% and an additional index with investment characteristics similar to those of the Fund, the Russell 2000
®
Value Index, which returned 8.05% over the same period.
The Fund’s investment portfolio is managed by two sub-advisers: Hotchkis & Wiley Capital Management, LLC (“Hotchkis & Wiley”) and Loomis, Sayles, & Company, L.P. (“Loomis Sayles”).
Hotchkis & Wiley’s overweight position and positive stock selection in financials was the largest positive contributor. Overweight exposure and stock selection in consumer discretionary were the top performance detractors in the year. An underweight in small cap stocks with a lot of debt and/or negative earnings, which outperformed in the year, also detracted from relative performance.
Loomis Sayles benefited from an equity market that rewarded larger and higher quality stocks as its portfolio is primarily invested in the upper end of the market capitalization range. In this environment, stock selection was responsible for driving all of the outperformance versus the benchmark as sector allocation was neutral. The utilities sector provided the largest contribution to relative performance due to strong security selection in the sector and included Talen Energy, the top contributing stock in the portfolio. Energy was the largest performance detractor as the sector was overweight in addition to lagging security selection in some of the larger portfolio weights, such as oil services company Weatherford International.

Performance Past Does Not Indicate Future [Text]	Past performance is no guarantee of future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	Since Inception (a)
Empower Small Cap Value Fund (Institutional Class/MXTFX)	8.65%	9.51%	8.30%
Russell 3000 ® Index	23.81%	13.86%	12.74%
Russell 2000 ® Value Index	8.05%	7.29%	7.41%
(a)
Institutional Class inception date was May 1, 2015.

Performance Inception Date	May 01, 2015
No Deduction of Taxes [Text Block]	The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Net Assets	$ 491,000,000
Holdings Count | Holding	446
Advisory Fees Paid, Amount	$ 3,400,000
Investment Company, Portfolio Turnover	42.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 491M
Total number of portfolio holdings	446
Total advisory fee paid	$ 3.4M
Portfolio turnover rate as of the end of the reporting period	42%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
Moog Inc Class A	1.30%
Dreyfus Institutional Preferred Government Money Market Fund Institutional Class	1.25%
Knife River Corp	1.19%
United States Cellular Corp	1.13%
Wintrust Financial Corp	1.09%
Talen Energy Corp	1.03%
Federal Agricultural Mortgage Corp Class C	1.00%
Vontier Corp	1.00%
TTM Technologies Inc	0.98%
Pinnacle Financial Partners Inc	0.94%
SECTOR ALLOCATION

Largest Holdings [Text Block]
Top Ten Holdings
Moog Inc Class A	1.30%
Dreyfus Institutional Preferred Government Money Market Fund Institutional Class	1.25%
Knife River Corp	1.19%
United States Cellular Corp	1.13%
Wintrust Financial Corp	1.09%
Talen Energy Corp	1.03%
Federal Agricultural Mortgage Corp Class C	1.00%
Vontier Corp	1.00%
TTM Technologies Inc	0.98%
Pinnacle Financial Partners Inc	0.94%

Material Fund Change [Text Block]	Material Fund Changes There were no material changes to the Fund during the reporting period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
Empower Small Cap Value Fund - Investor Class
Shareholder Report [Line Items]
Fund Name	Empower Small Cap Value Fund
Class Name	Investor Class
Trading Symbol	MXLSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Empower Small Cap Value Fund (“the Fund”) for the period of January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.empower.com/investments/empower-funds/fund-documents . You may also request this information by contacting us at 1-866-831-7129.
Additional Information Phone Number	1-866-831-7129
Additional Information Website	https://www.empower.com/investments/empower-funds/fund-documents
Expenses [Text Block]
Fund Expenses for the last year ended
December 31, 2024
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Small Cap Value Fund (Investor Class/MXLSX)	$ 113	1.09%

Expenses Paid, Amount	$ 113
Expense Ratio, Percent	1.09%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
For the 12-month reporting period ended December 31, 2024, the Fund returned 8.21%, as compared to its broad
-based securities market index, the Russell 3000
®
Index, which returned 23.81% and an additional index with investment characteristics similar to those of the Fund, the Russell 2000
®
Value Index, which returned 8.05% over the same period.
The Fund’s investment portfolio is managed by two sub-advisers: Hotchkis & Wiley Capital Management, LLC (“Hotchkis & Wiley”) and Loomis, Sayles, & Company, L.P. (“Loomis Sayles”).
Hotchkis & Wiley’s overweight position and positive stock selection in financials was the largest positive contributor. Overweight exposure and stock selection in consumer discretionary were the top performance detractors in the year. An underweight in small cap stocks with a lot of debt and/or negative earnings, which outperformed in the year, also detracted from relative performance.
Loomis Sayles benefited from an equity market that rewarded larger and higher quality stocks as its portfolio is primarily invested in the upper end of the market capitalization range. In this environment, stock selection was responsible for driving all of the outperformance versus the benchmark as sector allocation was neutral. The utilities sector provided the largest contribution to relative performance due to strong security selection in the sector and included Talen Energy, the top contributing stock in the portfolio. Energy was the largest performance detractor as the sector was overweight in addition to lagging security selection in some of the larger portfolio weights, such as oil services company Weatherford International.

Performance Past Does Not Indicate Future [Text]	Past performance is no guarantee of future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Empower Small Cap Value Fund (Investor Class/MXLSX)	8.21%	9.11%	7.97%
Russell 3000 ® Index	23.81%	13.86%	12.55%
Russell 2000 ® Value Index	8.05%	7.29%	7.14%

No Deduction of Taxes [Text Block]	The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Net Assets	$ 491,000,000
Holdings Count | Holding	446
Advisory Fees Paid, Amount	$ 3,400,000
Investment Company, Portfolio Turnover	42.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 491M
Total number of portfolio holdings	446
Total advisory fee paid	$ 3.4M
Portfolio turnover rate as of the end of the reporting period	42%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
Moog Inc Class A	1.30%
Dreyfus Institutional Preferred Government Money Market Fund Institutional Class	1.25%
Knife River Corp	1.19%
United States Cellular Corp	1.13%
Wintrust Financial Corp	1.09%
Talen Energy Corp	1.03%
Federal Agricultural Mortgage Corp Class C	1.00%
Vontier Corp	1.00%
TTM Technologies Inc	0.98%
Pinnacle Financial Partners Inc	0.94%
SECTOR ALLOCATION

Largest Holdings [Text Block]
Top Ten Holdings
Moog Inc Class A	1.30%
Dreyfus Institutional Preferred Government Money Market Fund Institutional Class	1.25%
Knife River Corp	1.19%
United States Cellular Corp	1.13%
Wintrust Financial Corp	1.09%
Talen Energy Corp	1.03%
Federal Agricultural Mortgage Corp Class C	1.00%
Vontier Corp	1.00%
TTM Technologies Inc	0.98%
Pinnacle Financial Partners Inc	0.94%

Material Fund Change [Text Block]	Material Fund Changes There were no material changes to the Fund during the reporting period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.